Debt (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Debt [Abstract]
Obtained loans			$ 475,000		$ 474,752
Interest expense	$ 6,000	$ 6,000	$ 12,000	$ 12,000	$ 35,482	$ 12,102